OTHER (LOSSES) GAINS	12 Months Ended
Dec. 31, 2019
OTHER (LOSSES) GAINS
OTHER (LOSSES) GAINS

29  – OTHER (LOSSES) GAINS

Other (losses) gains are detailed as follows:

	01.01.2019	01.01.2018	01.01.2017
Details	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$

(Losses) gains on ineffective portion of hedge derivatives	—	(2,707,802)	(2,536,079)
Other income and expenses	2,876	(57)	(1,190)
Total	2,876	(2,707,859)	(2,537,269)